TRADE RECEIVABLES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Balance at 1 January	$ (660)
Balance at 31 December	(655)	$ (660)
Expected credit losses individually assessed [member] | Credit impaired debtors including the debtor whose invoice is in dispute [member]
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Balance at 1 January	(660)	(684)
Net remeasurement of loss allowance	(55)	(16)
Amount written off	5	7
Effect of foreign exchange differences	55	1
Balance at 31 December	$ (655)	$ (660)